FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets and other assets	$ 4,859	$ 3,951
Financial assets pledged as collateral	2,150	1,392
Disclosure of financial liabilities [line items]
Financial liabilities	18,907	11,358
Cash flow hedges
Disclosure of financial assets [line items]
Derivative financial assets	208	54
Derivative financial liabilities	42	76
Disclosure of financial liabilities [line items]
Derivative financial assets	208	54
Derivative financial liabilities	42	76
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	3	4
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	70	90
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	18,834	11,264
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	20	1
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	208	84
FVOCI | Cash flow hedges
Disclosure of financial assets [line items]
Derivative financial assets	208	84
Derivative financial liabilities	70	89
Disclosure of financial liabilities [line items]
Derivative financial assets	208	84
Derivative financial liabilities	70	89
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	4,631	3,866
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	4,757	6,112
Accounts payable and other | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	3	4
Accounts payable and other | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	70	90
Accounts payable and other | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	4,684	6,018
Non-recourse borrowings in subsidiaries of the company (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	12,913	5,246
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Non-recourse borrowings in subsidiaries of the company (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	12,913	5,246
Exchangeable and class B shares
Disclosure of financial liabilities [line items]
Financial liabilities	1,237
Exchangeable and class B shares | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0
Exchangeable and class B shares | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0
Exchangeable and class B shares | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	1,237
Provisions, decommissioning liabilities, deferred revenue, work in progress and post-employment benefits
Disclosure of financial liabilities [line items]
Financial liabilities	2,882	2,939
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	736	894
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	736	894
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	3,191	2,281
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	3,191	2,281
Other assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	435	427
Other assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Other assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	435	427
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	497	349
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	20	1
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	208	84
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	269	264
Prepayments, other assets and assets held for sale
Disclosure of financial assets [line items]
Financial assets and other assets	$ 1,031	$ 493